SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Restricted Share Unit Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 0.0
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares)	0
Options granted (in shares)			6,100,000	7,900,000
Options granted (in dollars per share)			$ 40.07	$ 35.13
Average term to exercise			7 years 6 months	7 years 6 months
Share price volatility			29.20%	28.50%
Weighted-average annual dividend yield			4.80%	4.60%
Risk-free rate			4.20%	3.90%
Liquidity discount			25.00%	25.00%
Fair value (in dollars per share)	$ 6.12	$ 5.26	$ 6.12	$ 5.26
Fair value of options granted			$ 37.5	$ 41.3
Share options | Management Share Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)			5 years
Expiration period			10 years
Share-based compensation expense	$ 1.0	$ 3.0	$ 5.0	$ 5.0
Escrowed Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)	0		0	4,800,000
Options granted (in dollars per share)				$ 35.13
Average term to exercise				7 years 6 months
Share price volatility				28.50%
Weighted-average annual dividend yield				4.60%
Risk-free rate				3.90%
Liquidity discount				25.00%
Fair value (in dollars per share)		$ 5.26		$ 5.26
Fair value of options granted				$ 25.2
Escrowed Shares | Escrowed Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)			5 years
Expiration period			10 years
Share-based compensation expense	$ 11.0	$ 5.0	$ 22.0	10.0
Restricted Stock | Restricted Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)			5 years
Expiration period			5 years
Share-based compensation expense	3.0	1.0	$ 4.0	3.0
Deferred Share Unit | Deferred Share Unit Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)			5 years
Share-based compensation expense	(5.0)	3.0	$ 17.0	19.0
Fair value of vested DSUs and RSUs			$ 348.0		$ 336.0
Restricted Stock Units (RSUs) | Restricted Share Unit Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)			5 years
Share-based compensation expense	$ 0.0	$ 2.0	$ 5.0	$ 8.0
Fair value of vested DSUs and RSUs			$ 0.0		$ 195.0